UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5076

                     Tax Exempt California Money Market Fund
                     ---------------------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)



                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  09/30
                          -----

Date of reporting period:  06/30/05
                          ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Tax-Exempt California Money Market Fund
Investment Portfolio as of June 30, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                                   Principal
                                                                                                   Amount ($)     Value ($)
                                                                                           --------------------------------

Municipal Bonds and Notes 104.1%
California 99.7%
Alameda Contra Costa, CA, School Financing Authority,
Certificates of Participation, Capital Improvements Financing
Projects, Series C, 2.38%*, 7/1/2025, Bank of Nova Scotia (a)                                 140,000              140,000
Alameda County, CA, Certificates of Participation,
Series 410, 144A, 2.28%*, 9/1/2021 (b)                                                        250,000              250,000
California, Daily Kindergarten University, General Obligation,
Series A-2, 2.22%*, 5/1/2034, Citibank NA (a)                                               4,120,000            4,120,000
California, Department of Water Resources, Power Supply Revenue:
Series B-4, 2.15%*, 5/1/2022, Bayerische Landesbank (a)                                     1,090,000            1,090,000
Series C-9, 2.2%*, 5/1/2022, Citibank NA (a)                                                1,050,000            1,050,000
Series C-14, 2.25%*, 5/1/2022, Westdeutsche Landesbank (a)                                    300,000              300,000
Series M5J-D, 144A, 2.43%*, 5/1/2012 (b)                                                    2,000,000            2,000,000
Series B-2, 2.48%*, 5/1/2022, BNP Paribas (a)                                                 400,000              400,000
California, East Bay Water Authority, 2.05%, 8/12/2005                                      3,100,000            3,100,000
California, Educational Facilities Authority Revenue, Pitzer College,
Series B, 2.23%*, 4/1/2045, Bank of New York (a)                                            5,000,000            5,000,000
California, Health Facilities Financing Authority Revenue,
Catholic Healthcare, Series C, 2.51%*, 7/1/2020 (b)                                         1,800,000            1,800,000
California, Health Facilities Financing Authority Revenue, Scripps Health,
Series A, 2.3%*, 10/1/2023, Bank One NA (a)                                                 4,950,000            4,950,000
California, Housing Finance Agency Revenue, Series D,
AMT, 2.28%*, 8/1/2033 (b)                                                                   3,930,000            3,930,000
California, Housing Finance Agency Revenue, Home Mortgage,
Series H, AMT, 2.28%*, 8/1/2033 (b)                                                         1,000,000            1,000,000
California, Housing Finance Agency Revenue, Multi-Family Housing:
Series C, AMT, 2.43%*, 2/1/2037                                                             5,200,000            5,200,000
Series C, AMT, 2.43%*, 8/1/2037                                                             1,800,000            1,800,000
California, Multi-Family Housing Revenue, Arbors Apartments,
Series A, 2.26%*, 12/15/2032                                                                1,300,000            1,300,000
California, Multi-Family Housing Revenue, California Hills Apartments,
Series A, AMT, 2.31%*, 12/15/2032                                                           4,000,000            4,000,000
California, Municipal Finance Authority, Pollution Control Revenue,
Chevron USA, Inc. Project, 2.2%*, 6/1/2025                                                  5,000,000            5,000,000
California, Municipal Securities Trust Certificates,
Series 9041, 144A, 2.28%*, 7/21/2010,
Bear Stearns Capital Markets (a) (b)                                                        7,700,000            7,700,000
California, School Cash Reserve Program Authority,
Series A, 4.0%, 7/6/2006                                                                    3,000,000            3,040,920
California, State Department of Water Resources, Power Supply Revenue,
Series B-1, 2.22%*, 5/1/2022, Bank of New York (a)                                          1,200,000            1,200,000
California, State Economic Recovery:
Series C-6, 2.15%*, 7/1/2023, Citibank NA (a)                                               1,300,000            1,300,000
Series C-9, 2.15%*, 7/1/2023, Bank of Nova Scotia (a)                                       2,100,000            2,100,000
Series C-16, 2.25%*, 7/1/2023 (b)                                                           1,000,000            1,000,000
Series C-15, 2.29%*, 7/1/2023 (b)                                                           1,200,000            1,200,000
California, State General Obligation:
Series C-1, 2.25%*, 5/1/2033, Landesbank Hessen-Thuringen (a)                                 700,000              700,000
Series C-4, 2.27%*, 5/1/2033, Landesbank Hessen-Thuringen (a)                               2,400,000            2,400,000
Series PT-1555, 144A, 2.3%*, 10/1/2010 (b)                                                  6,145,000            6,145,000
California, State University Revenue, Series PT-2660,
144A, 2.3%*, 11/1/2025 (b)                                                                  5,195,000            5,195,000
California, Statewide Communities Development Authority,
Multi-Family Revenue, Housing IAC Project,
Series W-3, AMT, 2.35%*, 4/1/2025, Wells Fargo Bank NA (a)                                  1,000,000            1,000,000
California, Statewide Community Development Authority,
Multi-Family Revenue, Avian Glen Apartments Project,
Series B, AMT, 2.27%*, 8/1/2039, Citibank NA (a)                                            2,000,000            2,000,000
California, Statewide Financing Authority Revenue, Tobacco Settlement,
Series PA-1287, 144A, 2.37%*, 5/1/2037                                                      2,500,000            2,500,000
California, Weekly Kindergarten University, General Obligation,
Series A-9, 2.27%*, 5/1/2034, Citibank NA (a)                                                 300,000              300,000
Contra Costa County, CA, Multi-Family Housing Revenue,
Camara Circle Apartments, Series A, AMT,
2.29%*, 12/1/2032, Citibank NA (a)                                                            175,000              175,000
Fremont, CA, Certificates of Participation, Capital Improvement
Financing Project, 2.35%*, 8/1/2030, Scotiabank (a)                                           150,000              150,000
Grant, CA, Joint Union High School District, Certificates of Participation,
School Facilities Bridge Funding Program:
2.2%*, 9/1/2015 (b)                                                                           200,000              200,000
2.2%*, 9/1/2034 (b)                                                                           200,000              200,000
Hayward, CA, Multi-Family Housing Revenue, Timbers Apartments,
Series A, AMT, 2.28%*, 3/1/2033                                                             2,400,000            2,400,000
Hesperia, CA, Public Financing Authority Revenue,
1993 Street Improvement Project, 2.3%*, 10/1/2023, Bank of America NA (a)                  10,700,000           10,700,000
Irvine, CA, East Investment Co., 2.51%*, 12/1/2005, Bank of America NA (a)                    200,000              200,000
Kern County, CA, Certificates of Participation, Kern Public ,
Facilities Project Series B, 2.2%*, 8/1/2006, Bayerische Landesbank (a)                       100,000              100,000
Los Angeles County, CA, Capital Asset Lease Revenue, 2.85%, 8/5/2005                        3,000,000            3,000,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes,
Series A, 4.0%, 6/30/2006                                                                   4,000,000            4,056,760
Los Angeles, CA, Department of Water & Power, 2.6%, 8/8/2005                                5,000,000            5,000,000
Los Angeles, CA, Regional Airports Improvement Corp.
Lease Revenue, Los Angeles International Airport,
Series 2, AMT, 2.34%*, 12/1/2025, Societe Generale (a)                                      1,400,000            1,400,000
Los Angeles, CA, Regional Airports Improvement Corp., Terminal Facilities,
Los Angeles International Airport, 2.26%*, 12/1/2025, Societe  Generale (a)                 1,295,000             1,295,000
Los Angeles, CA, Unified School District:
2.27%*, 1/1/2028 (b)                                                                        1,000,000            1,000,000
2.27%*, 11/1/2028 (b)                                                                         400,000              400,000
Series SG-162, 144A, 2.3%*, 1/1/2028 (b)                                                    1,400,000            1,400,000
Series B-12, 144A, 2.31%*, 1/1/2027 (b)                                                     1,000,000            1,000,000
Los Angeles, CA, Water and Power Revenue:
Series B-2, 2.18%*, 7/1/2034                                                                  600,000              600,000
Subseries A-5, 2.2%*, 7/1/2035                                                              1,100,000            1,100,000
Series B-6, 2.21%*, 7/1/2034                                                                1,200,000            1,200,000
Subseries A-4, 2.23%*, 7/1/2035                                                               400,000              400,000
Series B-7, 2.25%*, 7/1/2034                                                                1,200,000            1,200,000
Orange County, CA, Municipal Water District, 2.7%, 8/25/2005                                2,800,000            2,800,000
Pittsburg, CA, Redevelopment Agency Tax Allocation, Los Medanos
Community, Series A, 2.25%*, 9/1/2035 (b)                                                   2,050,000            2,050,000
Sacramento County, CA, Housing Authority, Multi-Family Revenue,
Chesapeake Commons, Series C, AMT, 2.28%*, 2/15/2031                                          500,000              500,000
Sacramento County, CA, Housing Authority, Multi-Family Revenue,
Sierra Sunrise Senior Apartments,
Series D, AMT, 2.27%*, 7/1/2036, Citibank NA (a)                                            4,641,000            4,641,000
Sacramento, CA, Housing Authority, Multi-Family Revenue,
Freemont Mews Apartments,
Series D, AMT, 2.31%*, 11/1/2038, Wachovia Bank NA (a)                                      3,450,000            3,450,000
Sacramento, CA, Housing Authority, Multi-Family Revenue,
Phoenix Park II Apartments,
Series F, AMT, 2.27%*, 10/1/2036, Citibank NA (a)                                           1,270,000            1,270,000
San Bernardino, CA, Certificates of Participation,
Medical Center Financing Project, 2.1%*, 8/1/2026 (b)                                         100,000              100,000
San Diego, CA, Water Authority, ABN Amro Munitops Certificate Trust,
Series 1998-10, 144A, 2.3%*, 7/5/2006 (b)                                                     650,000              650,000
San Francisco, CA, Bay Area, Rapid Transportation District,
Sales Tax Revenue, Series PA-572, 144A, 2.3%*, 1/1/2008 (b)                                 2,250,000            2,250,000
San Francisco, CA, City & County, International Airport Revenue,
Series SG-88, 144A, 2.3%*, 5/1/2021                                                         5,700,000            5,700,000
San Francisco, CA, City & County,
Public Utilities Commonwealth Clean Water Revenue,
Series B-20, 144A, 2.31%*, 10/1/2022 (b)                                                    2,000,000            2,000,000
San Francisco, CA, City & County, Redevelopment Agency,
Multi-Family Housing Revenue, Derek Silva Community,
Series D, AMT, 2.34%*, 12/1/2019, Citibank NA (a)                                           1,000,000            1,000,000
San Jose, CA, Multi-Family Housing Revenue, Almanden Lake
Village Apartments, Series A, AMT, 2.28%*, 3/1/2032                                           500,000              500,000
Santa Clara, CA, Electric Revenue, Series B, 2.2%*, 7/1/2010 (b)                            1,410,000            1,410,000
Simi Valley, CA, Multi-Family Housing Revenue,
Lincoln Wood Ranch, 2.2%*, 6/1/2010                                                         1,600,000            1,600,000
Southern California, Metropolitan Water District, Waterworks Revenue:
Series C-2, 2.2%*, 7/1/2030                                                                 2,790,000            2,790,000
Series B, 2.21%*, 7/1/2020                                                                    300,000              300,000
Triunfo County, CA, Sanitation District Revenue,
2.43%*, 6/1/2019, Banque Nationale Paris (a)                                                  190,000              190,000
                                                                                                              ------------
                                                                                                               154,588,680

Puerto Rico 4.4%
ABN AMRO, Munitops Certificates Trust, Series 2000-17,
144A, 2.29%*, 10/1/2008                                                                     6,790,000            6,790,000
                                                                                                              ------------

                                                                                                % of
                                                                                             Net Assets          Value ($)
                                                                                             ----------          ---------

Total Investment Portfolio  (Cost $161,378,680)                                                 104.1          161,378,680
Other Assets and Liabilities, Net                                                                -4.1           -6,364,982
                                                                                                              ------------
Net Assets                                                                                      100.0          155,013,698
                                                                                                              ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2005.

(a) Security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:

                                                   As a % of Total
Insurance Coverage                               Investment Portfolio
----------------------------------------------------------------------
Ambac Financial Group                               5.4
----------------------------------------------------------------------
Financial Guaranty Insurance Company                6.5
----------------------------------------------------------------------
Financial Security Assurance Inc.                   9.4
----------------------------------------------------------------------
MBIA Corporation                                    5.3
----------------------------------------------------------------------

AMT:  Subject to alternative minimum tax.

144A: Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Tax-Exempt California Money Market Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Tax-Exempt California Money Market Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 24, 2005